UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C. 20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Concord Asset Management, LLC
Address: 150 South Wacker Drive, Suite 3200, Chicago, IL 60606
Form 13F File Number: 028-10666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: Corporate Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Madison Affiliated Companies Legal and Compliance Dept.
Scottsdale, Arizona
February 13, 2012

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 45
Form 13F Information Table Value Total: $217,892(thousands)

List of Other Included Managers: None

                                                            FORM 13F INFORMATION TABLE

                                                    VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE   SHARED   NONE
------------------------------ ---------- -------- -------- -------- --- ---- ------- --------- ------ -------- ------

3M Co                          COM        88579Y101     6783    82994 SH       SOLE                82994
ABB Ltd.                       ADR        000375204     5074   269445 SH       SOLE               269445
Apache Corp.                   COM        037411105     4943    54569 SH       SOLE                54569
Apple Computers                COM        037833100     4936    12188 SH       SOLE                12188
BHP Billiton Plc.              COM        05545E209     5059    86639 SH       SOLE                86639
Becton Dickinson & Co.         COM        075887109     5996    80251 SH       SOLE                80251
Berkshire Hathaway Class B     COM        084670702     6654    87205 SH       SOLE                87205
CSX Corp                       COM        126408103     6912   328200 SH       SOLE               328200
Caterpillar Inc                COM        149123101     6312    69671 SH       SOLE                69671
ChevronTexaco Corp             COM        166764100      508     4771 SH       SOLE                 4771
Coca Cola Co.                  COM        191216100     6948    99301 SH       SOLE                99301
Colgate Palmolive Co           COM        194162103     7523    81424 SH       SOLE                81424
Danaher Corporation            COM        235851102     8299   176429 SH       SOLE               176429
EMC Corp.                      COM        268648102     7138   331406 SH       SOLE               331406
Eli Lilly Co Inc               COM        532457108      233     5610 SH       SOLE                 5610
Exxon Mobil Corporation        COM        30231G102     8402    99131 SH       SOLE                99131
Fomento Economico Mexico S.A.B ADR        344419106     9454   135622 SH       SOLE               135622
Google                         COM        38259P508     8374    12965 SH       SOLE                12965
H.J. Heinz Co.                 COM        423074103     7083   131068 SH       SOLE               131068
IShares S&P Small-Cap 600 Inde ETF        464287804      596     8730 SH       SOLE                 8730
International Business Machine COM        459200101     7821    42535 SH       SOLE                42535
JP Morgan Chase & Co.          COM        46625H100      253     7618 SH       SOLE                 7618
Johnson & Johnson              COM        478160104     6260    95461 SH       SOLE                95461
Johnson Controls Inc.          COM        478366107     6732   215345 SH       SOLE               215345
Kraft                          COM        50075N104     8032   214988 SH       SOLE               214988
Novartis AG                    ADR        66987V109     6026   105399 SH       SOLE               105399
Oracle Corp.                   COM        68389X105     6562   255817 SH       SOLE               255817
Pepsico                        COM        713448108      201     3024 SH       SOLE                 3024
Procter & Gamble               COM        742718109      298     4464 SH       SOLE                 4464
Qualcomm Inc.                  COM        747525103     6735   123134 SH       SOLE               123134
Sasol LTD Sponsored            ADR        803866300     5830   122986 SH       SOLE               122986
Schlumberger, Ltd.             COM        806857108     5647    82663 SH       SOLE                82663
Schwab (Charles) Corp.         COM        808513105     6193   550015 SH       SOLE               550015
Starbucks Corporation          COM        855244109      374     8125 SH       SOLE                 8125
Stryker                        COM        863667101      248     4980 SH       SOLE                 4980
Target Corp.                   COM        87612E106     7914   154502 SH       SOLE               154502
United Technologies Corp       COM        913017109     8132   111263 SH       SOLE               111263
Vanguard Mid-Cap VIPER         ETF        922908629      330     4588 SH       SOLE                 4588
Vanguard Total Stock Market Vi ETF        922908769     2299    35751 SH       SOLE                35751
Wal-Mart Stores                COM        931142103      986    16500 SH       SOLE                16500
Yum! Brands Inc.               COM        988498101     8356   141595 SH       SOLE               141595
iShares MSCI EAFE Index Fund   ETF        464287465      210     4241 SH       SOLE                 4241
iShares MSCI Emerging Markets  ETF        464287234     4609   121475 SH       SOLE               121475
iShares Russell 1000 Index Fun ETF        464287622      274     3950 SH       SOLE                 3950
iShares Russell Midcap Index F ETF        464287499      343     3485 SH       SOLE                 3485